SCHEDULE OF INCOME TAXES PAID, NET OF REFUNDS RECEIVED (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Operating Loss Carryforwards [Line Items]
Singapore	$ 56	$ 72	$ 210	$ 289
Foreign Tax Jurisdiction, Other [Member]
Operating Loss Carryforwards [Line Items]
Singapore
Inland Revenue, Singapore (IRAS) [Member]
Operating Loss Carryforwards [Line Items]
Singapore	$ 56	$ 72	$ 210	$ 289